Post Balance Sheet Events - Post 31 December 2019	12 Months Ended
Dec. 31, 2019
Post Balance Sheet Events - Post 31 December 2018 [Abstract]
POST BALANCE SHEET EVENTS - POST 31 DECEMBER 2018
27.	POST BALANCE SHEET EVENTS – POST 31 DECEMBER 2019

On 13 January 2020, the Company announced that its intention to redomicile the Company to Bermuda and its proposed cancellation from AIM.

On 21 January 2020, the Company announced that the appointment of Greg MacRae to the Board of Directors.

On 23 January 2020, the Company announced the filing of a Form F-3 with the Securities Exchange Commission to enable the Company to potentially conduct a future fundraise in the US. A General meeting was subsequently called to seek general authorities to issue shares which would be required in the event that the Company were to utilise the shelf registration.

On 11 March 2020, the Company announced that it is expediting development of TZLS-501, a novel, fully human anti-interleukin-6 receptor (anti-IL6R) monoclonal antibody (mAb) for treatment of patients infected with coronavirus COVID-19 (SARS-CoV-2). Tiziana plans to administer TZLS-501 using a proprietary formulation technology. The Company entered into a world-wide license for composition-of-matter of TZLS-501, a fully human mAb targeting IL-6R, with Novimmune, SA, a Swiss biotechnology company in January 2017.

On 16 March 2020, the Company announced the closing of its underwritten follow-on public offering of American Depositary Shares ("ADSs") on the NASDAQ Global Market. The Company issued 3,333,333 ADSs (representing 16,666,665 new ordinary shares of nominal value £0.03 each in the capital of the Company) at a price to the public of $3.00 per ADS raising gross proceeds of approximately $10 million (before deducting underwriting discount, commissions and offering expenses). Each ADS offered represents five (5) Ordinary Shares (reduced from 10 ordinary shares in a stock split that took place in October 2019. In addition, the Company has granted the underwriters a 45-day option to purchase up to an additional 499,999 ADSs on the same terms and conditions (the "Option"). All ADSs sold in the Offering were offered by the Company. The number of Ordinary Shares represented by ADSs comprised in the Offering (including by way of the exercise of the Option) were within existing shareholder authorities.

On 9 April 2020, the Company announced that it had developed investigational new technology to treat COVID-19 infections, which consists of direct delivery of anti-IL-6 receptor (anti-IL-6R) monoclonal antibodies (mAbs) into the lungs using a handheld inhaler or nebulizer. Development of this novel technology is a step forward toward expediting development of TZLS-501, a fully-human anti-interleukin-6 receptor (anti-IL6R) monoclonal antibody (mAb) for treatment of patients infected with COVID-19 (SARS-CoV-2) coronavirus. The Company believes the technology could also be applicable for use with other FDA approved mAbs and drugs. The Company has submitted a provisional patent application for the delivery technology. At this time, an estimate of the financial effect cannot be determined.

On 15 April 2020 the Company entered into an "At the Market" or "ATM" Sales Agreement with Think Equity (a division of Fordham Financial Management, Inc.) to raise up to US$20m from the sale of ADSs (each representing 5 new ordinary shares).

On 15 April 2020, the Company issued 420,000 new Ordinary Shares of 3 pence each in connection with the exercise of options by a former director granted under the Company's 2014 share option scheme.

On 24 April 2020, the Company issued 6,118,797 new Ordinary Shares of 3 pence each in paid in respect of (i) the conversion of £1,595,322 in face value of its outstanding convertible notes at a conversion price of 42 pence per share (including accrued interest of 16 per cent.); and (ii) the exercise of 1,712,672 warrants at a price of 35 pence per share, yielding £599,435.20 in cash proceeds for the Company and retiring £1,595,322 of indebtedness.

On 6 May, 2020, the Company held a General Meeting and announced that all resolutions had been passed. The resolutions included the grant of options under the Company's long-term incentive plan or US sub-plan (as appropriate) over 9,000,000 Shares to Dr Kunwar Shailubhai, the Company's Chief Executive Officer and Chief Scientific Officer; (b) options over 400,000 Shares to Tiziano Lazzaretti, the Company's Chief Financial Officer; and (c) options over a further 327,000 Shares to other staff members, all at an exercise price of 35p per share and all conditional on the surrender of all existing share options held by those individuals. The resolutions also included the grant by the Company of options over 3,809,403 Shares to Gabriele Cerrone, the Company's Executive Chairman under the Company's long-term incentive plan at an exercise price of 35p per share and conditional on the surrender of all existing share options held by Mr Cerrone.

On 18 May 2020, the Company issued 264,286 ordinary shares of 3 pence each in respect of the exercise of 264,286 warrants at a price of 50 pence per share, yielding £132,143 in cash proceeds for the Company.

On 2 June 2020, the Company issued 1,234,399 ordinary shares in respect of the exercise of 1,234,399 warrants at a price of 39 pence and 50 pence per share, yielding £578,700 in cash proceeds for the Company. The Company also announced that during the calendar month of May, the Company issued a total of 1,743,445 ordinary shares under the Company's ATM sales agreement announced on 15 April 2020 to meet sales of a total of 348,689 ADSs under the ATM sales agreement, totalling gross proceeds of $1,985,004.

The Company does not believe that the recent outbreak of COVID-19 pandemic will have an adverse effect on the Company' operations. Indeed, the Company has raised substantial funds during the pandemic to enable it to expedite development of TZLS-501 as well as other initiatives within its project pipeline.